EQUITY (Details 3) (USD $)	6 Months Ended
Jun. 30, 2013
Outstanding options, Average Exercise price (in dollars per share)	$ 1.45
Outstanding options, Number (in shares)	450,000
Outstanding options, Average remaining contractual life	3 years 6 months
Exercisable options, Average Exercise price (in dollars per share)	$ 1.45
Exercisable options, Number (in shares)	90,000
Exercisable options, Average remaining contractual life	3 years 6 months